SCHEDULE OF PRREPAIDS AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales tax recoverable and other current assets	$ 141,568	$ 122,353	$ 81,265
Deposits on equipment	288,287
Prepaid expenses	50,668	496,364	750,000
Prepaids and other current assets	$ 480,523	$ 618,717	$ 831,265